CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents
Cash and cash equivalents	$ 1,072,579	$ 1,081,642	$ 1,142,004
Other financial assets	499,504	383,984	559,919
Other non-financial assets	313,449	290,476	244,778
Trade and other accounts receivable	1,244,348	1,162,582	1,202,945
Accounts receivable from related entities	19,645	2,931	2,582
Inventories	354,232	279,344	236,666
Current tax assets	29,321	69,134	77,987
Total current assets other than non-current assets (or disposal groups) classified as held for sale or as held for distribution to owners	3,533,078	3,270,093	3,466,881
Non-current assets (or disposal groups) classified as held for sale or as held for distribution to owners	485,150	5,768	291,103
Total current assets	4,018,228	3,275,861	3,757,984
Non-current assets
Other financial assets	46,907	58,700	88,090
Other non-financial assets	204,928	227,541	212,203
Accounts receivable	4,725	5,381	6,891
Intangible assets other than goodwill	1,448,241	1,441,072	1,617,247
Goodwill	2,209,576	2,294,072	2,672,550
Property, plant and equipment	12,919,618	12,501,809	12,930,652
Current tax assets, non-current		757	17,532
Deferred tax assets	235,583	273,529	370,564
Total non-current assets	17,069,578	16,802,861	17,915,729
Total assets	21,087,806	20,078,722	21,673,713
Current liabilities
Other financial liabilities	1,885,660	1,794,286	1,619,979
Trade and other accounts payables	2,222,874	1,674,303	1,668,612
Accounts payable to related entities	56	382	760
Other provisions	5,206	4,794	2,783
Current tax liabilities	11,925	3,738	3,511
Other non-financial liabilities	2,835,221	2,454,746	2,901,603
Total current liabilities other than non-current liabilities (or disposal groups) classified as held for sale	6,960,942	5,932,249	6,197,248
Liabilities included in disposal groups classified as held for sale			15,546
Total current liabilities	6,960,942	5,932,249	6,212,794
Non-current liabilities
Other financial liabilities	8,530,418	8,359,462	9,433,450
Accounts payable	619,110	529,277	559,443
Other provisions	286,403	303,495	374,593
Deferred tax liabilities	616,803	786,571	877,748
Employee benefits	93,570	82,365	101,087
Other non-financial liabilities	851,383	644,702	158,305
Total non-current liabilities	10,997,687	10,705,872	11,504,626
Total liabilities	17,958,629	16,638,121	17,717,420
EQUITY
Share capital	3,146,265	3,146,265	3,146,265
Retained earnings	352,272	218,971	(41,012)
Treasury Shares	(178)	(178)	(178)
Other reserves	(367,577)	(4,365)	760,761
Parent’s ownership interest	3,130,782	3,360,693	3,865,836
Non-controlling interest	(1,605)	79,908	90,457
Total equity	3,129,177	3,440,601	3,956,293
Total liabilities and equity	$ 21,087,806	$ 20,078,722	$ 21,673,713